[GRAPHIC]

COLONIAL MUNICIPAL INCOME TRUST SEMIANNUAL REPORT

MAY 31, 2002

PRESIDENT'S LETTER

DEAR SHAREHOLDER:

The environment for the municipal bond market has been shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed may delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors during the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the trust's performance and the strategies used by portfolio manager Maureen G. Newman. For more information, contact your financial advisor. As always, we thank you for investing in Colonial Municipal Income Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks
Keith T. Banks
President
Colonial Management Associates, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2002, Colonial Municipal Income Trust generated a 2.17% total return, based on net asset value. The trust underperformed the Lehman Brothers Municipal Bond Index, which returned 2.56%. However, it outperformed its peer group, the Lipper Municipal Debt Funds Category average, which was 2.01%.

Early in the period, financial data began to indicate that the economy was poised for recovery. While there was uncertainty about how strong the economic rebound would be, interest rates rose. In this environment, we began reducing the trust's commitment to defensive issues, which tend to perform well in a poor economy, and added cyclical securities which usually do well when economic growth picks up. In the cyclical area we invested in Cessna Citation Service Center (0.2% of net assets), the aircraft division of Textron Manufacturing Company.(1) We also established a position in Seminole Tribe Convention Center (0.2% of net assets), a Florida gaming company.

Good security selection and a focus on yield benefited the trust. The trust's leverage, investing the proceeds from the sale of preferred shares in long-term bonds and paying out a short rate, boosted its income. As a result, the income available for distribution to common shareholders was enhanced. The trust's relatively large allocation to intermediate-term bonds also aided performance.

Looking ahead, we believe interest rates have the potential to stabilize or rise as the economy slowly recovers. Therefore, we expect most of the trust's total return to come from income. We are seeking opportunities in sectors that were most affected by the economic downturn. For example, industrial bonds have performed poorly because of weak corporate earnings. Their prices are relatively low and they have attractive yields. As the economy strengthens and corporate profits rise, we believe industrial bonds have the potential to be strong performers.

/s/ Maureen G. Newman

MAUREEN G. NEWMAN

Maureen G. Newman is the portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

PRICE PER SHARE AS OF 5/31/02 ($)

NAV                                    6.04
-------------------------------------------
Market price                           5.80
-------------------------------------------

6-MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD ENDED 5/31/02 (%)

NAV                                    2.17
-------------------------------------------
Market Price                           6.27
-------------------------------------------

DISTRIBUTIONS DECLARED PER COMMON SHARE, ($)

12/1/01 - 5/31/02                      0.20
-------------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 INDUSTRY SECTORS AS OF 5/31/02 (%)

Hospitals                               9.6
-------------------------------------------
Nursing Homes                           8.6
-------------------------------------------
Airports                                7.7
-------------------------------------------
Water Sewer                             7.1
-------------------------------------------
Refunded/Escrowed                       6.2
-------------------------------------------

Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.

Quality breakdown as of 5/31/02 (%)

AAA                                    36.8
-------------------------------------------
AA                                      1.2
-------------------------------------------
A                                       3.5
-------------------------------------------
BBB                                    16.7
-------------------------------------------
BB                                      4.6
-------------------------------------------
B                                       0.3
-------------------------------------------
CCC                                     0.3
-------------------------------------------
Non-rated                              35.6
-------------------------------------------
Cash equivalents                        1.0
-------------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

(1) Holdings are disclosed as of May 31, 2002 and are subject to change.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trusts. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 97.5%                          PAR                   VALUE
                                             ------------           ------------
EDUCATION - 4.2%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
     (a) 10/01/14                            $  1,250,000           $    695,537
CA Statewide Community
   Development Authority, Crossroads
   School for Arts & Sciences,
   Series 1998,
     6.000% 08/01/28 (b)                        1,160,000              1,174,059
IL University of Illinois,
   Series 2001 A,
     5.500% 08/15/17                              600,000                633,198
MA Industrial Finance Agency,
   St. John's High School, Series 1998,
     5.350% 06/01/28                              300,000                275,004
MI Southfield Economic
   Development Corp., Lawrence
   University, Series 1998 A,
     5.400% 02/01/18                              750,000                706,523
NC Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/15                            1,000,000              1,038,350
VT Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
     5.500% 07/01/21                            1,000,000                950,110
WA Higher Education Facilities
   Authority, Puget Sound University,
   Series 1998,
     5.375% 10/01/30                            5,000,000              5,007,500
WV University, Series 2000 A,
     (a) 04/01/25                                 750,000                210,165
                                                                    ------------
                                                                      10,690,446
                                                                    ------------

HEALTH CARE - 24.1%
CONGREGATE CARE RETIREMENT - 4.5%
CA Statewide Community
   Development Authority, Eskaton
   Village - Grass Valley, Series 2000,
     8.250% 11/15/31 (b)                          750,000                795,000
IL Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                              250,000                250,625
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A:
     6.375% 05/15/20                              250,000                248,437
     6.500% 05/15/28                            1,500,000              1,500,000
KY Economic Development Finance
   Authority, Christian Church Homes
   of Kentucky, Inc., Series 1998,
     5.500% 11/15/30                         $    200,000           $    178,220
MA Boston Industrial Development
   Finance Authority, Springhouse,
   Inc., Series 1988,
     5.875% 07/01/20                              500,000                423,125
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                              250,000                230,285
   Series 2002 A,
     6.900% 03/01/32                              125,000                124,062
MN Columbia Heights, Crest View
   Corp., Series 1998,
     6.000% 03/01/33                              745,000                648,150
NH Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998,
     5.750% 07/01/28                            1,100,000                944,625
NJ Economic Development
   Authority, Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30                              500,000                533,750
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health Center,
   Series 1999,
     6.375% 12/01/24                            1,000,000                928,750
PA Lancaster Industrial Development
   Authority:
   Baptist Home of Philadelphia,
   Series 1998 A:
     5.500% 11/15/18                              360,000                306,000
     5.600% 11/15/28                              500,000                408,750
   Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                              325,000                335,156
TN Metropolitan Government,
   Nashville and Davidson Counties,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24                              575,000                494,500
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement Obligated
   Group:
   Series 1998 A,
     5.900% 11/15/25                              750,000                625,312
   Series 1999,
     5.875% 11/15/18                              500,000                439,375

See notes to investment portfolio.

                                        2

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
HEALTH CARE (continued)
Congregate Care Retirement (continued)
WI Health & Educational Facilities
   Authority:
   Attic Angel Obligated Group,
     5.750% 11/15/27                         $    875,000           $    707,656
   Clement Manor, Series 1998,
     5.750% 08/15/24                            1,000,000                847,500
   United Lutheran Program for
   Aging, Inc.,
     5.700% 03/01/28                              750,000                630,000
                                                                    ------------
                                                                      11,599,278
                                                                    ------------
HEALTH SERVICES - 0.3%
IL Health Facilities Authority,
   Midwest Physician Group Ltd.,
   Series 1998,
     5.500% 11/15/19                               90,000                 73,616
MA Development Finance Agency,
   Boston Biomedical Research
   Institute, Series 1999,
     5.650% 02/01/19                              120,000                112,481
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                              500,000                505,000
                                                                    ------------
                                                                         691,097
                                                                    ------------
HOSPITALS - 9.6%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                              350,000                361,319
   Series 1999 B,
     6.400% 08/01/29                              850,000                876,273
CA Health Facilities Financing
   Authority, Cedars-Sinai Medical
   Center, Series 1999 A,
     6.125% 12/01/30                              650,000                680,433
CO Health Care Facilities Authority,
   National Jewish Medical &
   Research Center, Series 1998:
     5.375% 01/01/16                            1,500,000              1,450,125
     5.375% 01/01/23                              840,000                781,175
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32 (c)                          150,000                149,358
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                              400,000                399,492
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System, Series 1998,
     6.000% 10/01/08                         $  1,000,000           $  1,002,500
IL Health Facilities Authority:
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                              500,000                532,985
   Thorek Hospital & Medical
   Center,
     5.375% 08/15/28                              500,000                429,485
IL Southwestern Development
   Authority, Anderson Hospital,
   Series 1999:
     5.375% 08/15/15                              500,000                468,910
     5.500% 08/15/20                              550,000                513,623
LA Public Facilities Authority, Touro
   Infirmary, Series 1999:
     5.500% 08/15/19                              250,000                246,425
     5.625% 08/15/29                            1,275,000              1,249,653
MA Health & Educational Facilities
   Authority, Milford-Whitinsville
   Regional Hospital, Series 1998 C,
     5.250% 07/15/18                              500,000                435,380
MI Dickinson County Healthcare
   System, Series 1999,
     5.700% 11/01/18                              770,000                723,107
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                              460,000                400,895
MI Hospital Finance Authority,
   Detroit Medical Center,
   Series 1998 A,
     5.250% 08/15/28                              600,000                474,654
MN St. Paul Housing &
   Redevelopment Authority,
   Healtheast Project, Series 2001 A,
     5.700% 11/01/15                            2,000,000              1,565,000
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                            1,250,000                984,375
MS Business Finance Corp., Rush
   Medical Foundation, Inc.,
   Series 1998,
     5.625% 07/01/23                              715,000                603,968

See notes to investment portfolio.

                                        3

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
HEALTH CARE (continued)
Hospitals (continued)
NH Higher Educational & Health
   Facilities Authority:
   Littleton Hospital Association, Inc.,
   Series 1998 A:
     5.900% 05/01/18                         $    500,000           $    405,625
     5.900% 05/01/28                              675,000                517,219
     6.000% 05/01/28                              625,000                485,938
NY Staten Island University Hospital,
   Series 2001 B,
     6.375% 07/01/31                              500,000                496,170
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
     5.700% 01/01/13                            1,500,000              1,335,000
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                              735,000                675,281
OH Miami County, Upper Valley
   Medical Center, Inc., Series 1996 A,
     6.250% 05/15/16                              665,000                676,391
OH Sandusky County, County
   Memorial Hospital, Series 1998,
     5.150% 01/01/08                              270,000                269,727
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                            1,050,000                928,294
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warner
   Clinic, Series 1998,
     5.625% 07/01/24                              755,000                637,613
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28                              750,000                585,097
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                              850,000                811,215
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                              750,000                736,298
VT Educational & Health Buildings
   Finance Agency, Brattleboro Memorial
   Hospital,
     5.375% 03/01/28                              500,000                444,300
WI Health & Educational Facilities
   Authority, Wheaton Franciscan
   Services, Series 2002,
     5.750% 08/15/30                         $    450,000           $    449,330
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                              750,000                800,918
                                                                    ------------
                                                                      24,583,551
                                                                    ------------
INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                            1,075,000                940,625
PA Economic Development
   Financing Authority, Northwestern
   Human Services, Inc., Series 1998 A,
     5.250% 06/01/14                            2,150,000              1,789,080
                                                                    ------------
                                                                       2,729,705
                                                                    ------------
NURSING HOMES - 8.6%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                            1,000,000                998,750
CO Health Facilities Authority:
   American Housing Funding,
   Series 1990 A,
     10.250% 12/01/20 (d)                       1,500,000                555,000
   Volunteers of America Care
   Facilities, Inc.:
   Series 1998 A:
     5.450% 07/01/08                              250,000                237,188
     5.750% 07/01/20                              700,000                594,125
   Series 1999 A,
     6.000% 07/01/29                              350,000                294,437
DE Sussex County, Healthcare
   Facility, Delaware Health
   Corp., Series 1994 A,
     7.600% 01/01/24                              975,000                873,844
IA Finance Authority, Care Initiatives
   Project:
   Series 1996,
     9.250% 07/01/25                            1,000,000              1,196,250
   Series 1998 B:
     5.750% 07/01/18                              550,000                495,000
     5.750% 07/01/28                            1,475,000              1,266,656
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17                           2,290,000              2,310,564

See notes to investment portfolio.

                                        4

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
HEALTH CARE (continued)
Nursing Homes (continued)
IN Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc., Series 1998,
     6.400% 12/01/33 (d)                     $  1,000,000           $    400,000
IN Michigan City Health Facilities,
   Metropolitan Health Foundation
   Inc. Project,
     11.000% 11/01/22 (d)                       4,500,000              1,530,000
KY Jefferson County First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20                             890,000                534,000
KY Lexington-Fayette Urban County
   Government, First Mortgage,
   American Housing Funding,
   Kentucky-Iowa, Inc. Project,
   Series 1990,
     10.250% 01/01/20                             900,000                540,000
MA Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                            1,150,000              1,132,750
MA Development Finance Agency:
   American Health Woodlawn
   Manor, Inc.:
   Series 2000 A,
     7.750% 01/01/28                              380,000                339,625
   Series 2000 B,
     10.250% 07/01/27                              80,000                 76,000
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23                              930,000                952,087
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (d)                       2,440,000                829,600
MN Carlton Inter-Faith Social
   Services, Inc., Series 2000:
     7.500% 04/01/19                              250,000                255,000
     7.750% 04/01/29                              250,000                257,188
MN New Hope, North Ridge Care
   Center, Inc., Series 1999,
     5.875% 03/01/29                              250,000                225,937
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
     6.625% 09/01/29                            2,025,000              1,840,219
NJ Economic Development Authority,
   Geriatric and Medical Service, Inc.,
   Series 1990 A,
     10.500% 05/01/04                        $    265,000           $    269,306
OH Montgomery County, Grafton
   Oaks LP, Series 1986,
     9.750% 12/01/16                            1,450,000              1,417,375
TN New Tazewell Health Education &
   Housing Facilities Board, New
   Tazewell Project, Series 1987,
     10.000% 06/01/17                           1,455,000              1,475,792
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18                             549,059                510,625
   Series 1997 B,
     6.000% 03/20/04 (d)                          100,000                  5,000
WA Kitsap County Housing
   Authority, Martha & Mary
   Nursing Home,
     7.100% 02/20/36                              643,000                730,544
                                                                    ------------
                                                                      22,142,862
                                                                    ------------

HOUSING - 9.5%
ASSISTED LIVING/SENIOR - 3.7%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                            1,240,000              1,102,050
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                              500,000                442,500
IL Clarendon Hills Residential
   Facilities, Churchill Estate,
   Series 1998 A:
     6.750% 03/01/24 (d)                        1,050,000                787,500
     6.750% 03/01/31 (d)                        1,365,000              1,023,750
IL Development Finance Authority,
   Care Institute, Inc.,
     8.250% 06/01/25                            1,460,000              1,472,775
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (d)                        1,630,000              1,134,888
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                            1,000,000              1,005,000

See notes to investment portfolio.

                                        5

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
HOUSING (continued)
Assisted Living/Senior (continued)

NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                         $    420,000           $    373,800
     6.000% 05/01/29                              650,000                568,750
TX Bell County Health Facilities
   Development Corp.,
   Care Institutes, Inc.,
     9.000% 11/01/24                            1,465,000              1,523,600
                                                                    ------------
                                                                       9,434,613
                                                                    ------------
MULTI-FAMILY - 5.6%
DE Wilmington, Electra Arms Senior
   Association Project,
     6.250% 06/01/28                              960,000                781,200
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                              500,000                508,125
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                              500,000                508,125
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments, Series 1999 A,
     6.250% 06/01/30                              750,000                683,475
IL Chicago, Michigan Boulevard
   Garden Apartment Rehabilitation
   Project, Series 1985,
     12.000% 01/01/50 (d)                          70,000                 49,000
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992,
     9.250% 06/01/22                            1,030,000              1,066,050
MN White Bear Lake, Birch Lake
   Townhomes Project:
   Series 1989 A,
     10.250% 07/15/19                           1,770,000              1,814,250
   Series 1989 B,
     (a) 07/15/19                                 644,000                284,430
NC Eastern Carolina Regional
   Housing Authority,
   New River Apartments-
   Jacksonville, Series 1994,
     8.250% 09/01/14                            1,620,000              1,632,150
Resolution Trust Corp., Pass
   Through Certificates,
   Series 1993 A,
     8.500% 12/01/16 (e)                        1,168,885              1,174,636
SC Housing Finance &
   Development Multi-Family
   Housing Finance Revenue,
   Westbridge Apartments, Series 1990 A,
     9.500% 09/01/20                         $  2,036,000           $  2,036,000
TN Franklin Industrial Development
   Board, Landings Apartment
   Project, Series 1996 B,
     8.750% 04/01/27                              745,000                782,250
TX El Paso County Housing Finance
   Corp., American Village
   Communities:
   Series 2000 C,
     8.000% 12/01/32                              300,000                300,375
   Series 2000 D,
     10.000% 12/01/32                             300,000                300,375
TX Galveston Housing Facilities
   Center, Driftwood Apartments,
     8.000% 08/01/23                            1,000,000              1,032,500
TX National Housing Trust Project,
   Series 2001 C,
     10.000% 10/01/31                             695,000                688,954
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A,
     10.000% 01/01/21                           1,000,000                877,500
                                                                    ------------
                                                                      14,519,395
                                                                    ------------
SINGLE FAMILY - 0.2%
AK Housing Finance Corp.,
   Series 1996 A,
     6.050% 12/01/17                              560,000                587,675
KY Kentucky County Single Family
   Mortgage Revenue, Class A,
     9.000% 09/01/16                               30,000                 30,070
                                                                    ------------
                                                                         617,745
                                                                    ------------

INDUSTRIAL - 5.1%
FOOD PRODUCTS - 2.0%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002,
     5.950% 02/01/32                            1,000,000              1,011,700
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                            1,760,000              1,828,658
LA Port of New Orleans Industrial
   Development, Continental Grain
   Company, Series 1993,
     7.500% 07/01/13                            1,000,000              1,034,160

See notes to investment portfolio.

                                        6

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
INDUSTRIAL (continued)
Food Products (continued)
LA Southern Louisiana Port
   Commission, Cargill, Inc. Project,
     5.850% 04/01/17                         $    500,000           $    523,010
MI Strategic Fund, Michigan Sugar
   Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                            1,000,000                700,000
                                                                    ------------
                                                                       5,097,528
                                                                    ------------
FOREST PRODUCTS - 1.3%
AL Courtland Industrial
   Development Board, Champion
   International Corp., Series 1999,
     6.000% 08/01/29                            1,000,000                975,700
GA Effingham County Industrial
   Development Authority, Georgia-
   Pacific Corp., Series 2001,
     6.500% 06/01/31                              500,000                462,185
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26                              800,000                810,000
LA Beauregard Parish, Boise
   Cascade Corp. Project,
   Series 2002,
     6.800% 02/01/27                            1,000,000                993,960
                                                                    ------------
                                                                       3,241,845
                                                                    ------------
MANUFACTURING - 1.1%
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp., Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                              895,000                837,944
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                              475,000                477,052
MN Brooklyn Park, TL Systems
   Corp., Series 1991,
     10.000% 09/01/16                             715,000                771,306
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                              750,000                778,380
                                                                    ------------
                                                                       2,864,682
                                                                    ------------
METALS & MINING - 0.2%
MD Baltimore County, Bethlehem
   Steel Corp. Project, Series 1994 B,
     7.500% 06/01/15 (d)                          500,000                 35,000
NV Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14 (d)                     $    250,000           $    175,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04 (d)                           70,000                 49,000
     7.000% 04/01/14 (d)                          375,000                262,500
                                                                    ------------
                                                                         521,500
                                                                    ------------
OIL & GAS - 0.5%
WA Pierce County Economic
   Development Corp., Occidental
   Petroleum Co.,
     5.800% 09/01/29                            1,500,000              1,420,455
                                                                    ------------

OTHER - 7.8%
OTHER - 0.6%
CA Tobacco Securitization
   Authority, Series 2002 B,
     6.000% 06/01/43                              900,000                864,324
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15                              613,558                620,804
                                                                    ------------
                                                                       1,485,128
                                                                    ------------
POOL/BOND BANK - 1.0%
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     5.750% 02/01/29                            2,000,000              2,003,440
MI Municipal Bond Authority, Local
   Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                              550,000                577,110
                                                                    ------------
                                                                       2,580,550
                                                                    ------------
REFUNDED/ESCROWED (f) - 6.2%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     (a) 01/01/25                              10,000,000              2,923,800
CT Development Authority, Sewer
   Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                              855,000                965,081
FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
     8.250% 05/01/24                            2,390,000              2,706,675
ID Health Facilities Authority,
   IHC Hospitals, Inc.,
     6.650% 02/15/21                            2,750,000              3,289,440

See notes to investment portfolio.

                                        7

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
OTHER (continued)
Refunded/Escrowed (f) (continued)
MA Health & Educational Facilities
   Authority, Corp. for
   Independent Living,
     8.100% 07/01/18                         $    640,000           $    696,109
MN Mille Lacs Capital Improvement
   Authority, Mille Lacs Band of
   Chippewa, Series 1992 A,
     9.250% 11/01/12                              865,000                915,654
NC Lincoln County, Lincoln County
   Hospital,
     9.000% 05/01/07                              305,000                354,562
PA Delaware County Authority,
   Mercy Health Corp.,
   Series 1996:
     6.000% 12/15/16                            1,400,000              1,576,554
     6.000% 12/15/26                              500,000                549,920
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
     8.250% 05/01/23                              750,000                806,925
TN Shelby County, Health,
   Education & Housing Facilities
   Board, Open Arms Development
   Center:
   Series 1992 A,
     9.750% 08/01/19                              485,000                618,375
   Series 1992 C,
     9.750% 08/01/19                              490,000                624,750
                                                                    ------------
                                                                      16,027,845
                                                                    ------------

OTHER REVENUE - 2.4%
HOTELS - 0.8%
PA Philadelphia Authority for
   Industrial Development,
   Doubletree Project,
     6.500% 10/01/27                            2,000,000              1,987,500
                                                                    ------------

RECREATION - 1.0%
CT Mohegan Tribe Indians,
   Series 2001,
     6.250% 01/01/31                              200,000                203,154
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                             500,000                498,750
NM Red River Sports Facility, Red
   River Ski Area Project, Series 1998,
     6.450% 06/01/07                              830,000                824,813
NY New York City Cultural Trust,
   Museum of Modern Art,
   Series 2001 D,
     5.125% 07/01/31                            1,000,000                982,880
                                                                    ------------
                                                                       2,509,597
                                                                    ------------
RETAIL - 0.6%
NJ Economic Development
   Authority, Glimcher Properties LP
   Project,
     6.000% 11/01/28                         $  1,000,000           $    976,250
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                              695,000                661,988
                                                                    ------------
                                                                       1,638,238
                                                                    ------------

RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.5%
MA Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                              690,000                727,087
UT Carbon County, Laidlaw
   Environmental, Series 1997 A,
     7.450% 07/01/17                              500,000                515,000
                                                                    ------------
                                                                       1,242,087
                                                                    ------------
RESOURCE RECOVERY - 0.7%
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.500% 12/01/13                            1,000,000                820,830
PA Delaware County Industrial
   Development Authority,
   BFI Project, Series 1988 A,
     6.200% 07/01/19                            1,000,000              1,012,500
                                                                    ------------
                                                                       1,833,330
                                                                    ------------

TAX-BACKED - 12.5%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
     5.500% 09/01/15                            1,000,000              1,025,730
                                                                    ------------
LOCAL GENERAL OBLIGATIONS - 5.6%
CA Los Angeles Unified
   School District:
   Series 1997 E,
     5.125% 01/01/27                            3,750,000              3,736,837
   Series 2002,
     5.750% 07/01/16                              600,000                680,274
LA New Orleans, Series 1991,
     (a) 09/01/15                               4,000,000              2,055,080
NY New York City, Series 1998 H,
     5.125% 08/01/25                            5,000,000              4,942,850
TX Irving Independent School
   District, Series 1997:
     (a) 02/15/15                               1,500,000                791,055
     (a) 02/15/16                               1,000,000                494,810

See notes to investment portfolio.

                                        8

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
TAX-BACKED (continued)
Local Appropriated (continued)
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/18                            $  4,000,000           $  1,655,160
                                                                    ------------
                                                                      14,356,066
                                                                    ------------
SPECIAL NON-PROPERTY TAX - 2.9%
CA San Diego Redevelopment
   Agency, Series 2001,
     (a) 09/01/18                               1,015,000                433,811
IL Metropolitan Pier & Exposition
   Authority, McCormick Project:
     (a) 06/15/14                               5,000,000              2,749,350
     (a) 06/15/15                               3,000,000              1,549,830
   Series 1996 A,
     (a) 12/15/13                               5,000,000              2,853,650
                                                                    ------------
                                                                       7,586,641
                                                                    ------------
SPECIAL PROPERTY TAX - 2.7%
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001,
     6.450% 09/01/31                              500,000                504,375
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
     6.500% 08/15/21                            1,000,000              1,038,750
CA Yorba Linda Redevelopment
   Agency, Series 1998 A,
     (a) 09/01/24                               1,325,000                382,726
FL Heritage Palms Community
   Development District, Series 1999,
     6.250% 11/01/04                              815,000                825,187
FL Heritage Springs Community
   Development District,
   Series 1999 B,
     6.250% 05/01/05                              200,000                203,000
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                              735,000                735,919
   Series 2000 D,
     6.700% 05/01/07                              235,000                242,637
FL Northern Palm Beach County
   Improvement District, Series 1999,
     5.900% 08/01/19                              500,000                502,500
FL Orlando, Conroy Road
   Interchange Project, Series 1998 A:
     5.500% 05/01/10                              125,000                124,375
     5.800% 05/01/26                              300,000                288,000
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                         $    250,000           $    250,313
   Series 1998 B,
     5.700% 05/01/08                              430,000                431,075
MI Pontiac Finance Authority,
   Development Area, No. 3,
   Series 2002,
     6.375% 06/01/31                              450,000                439,875
MI Taylor Tax Increment Finance
   Authority, Series 2001,
     5.375% 05/01/17                            1,000,000              1,043,480
                                                                    ------------
                                                                       7,012,212
                                                                    ------------
STATE APPROPRIATED - 0.8%
MI Building Authority, Series 2001 I,
     5.000% 10/15/24                            1,000,000                974,960
PR Commonwealth of Puerto Rico Public
   Finance Corp., Series 2002 E,
     6.000% 08/01/26                              900,000              1,000,125
                                                                    ------------
                                                                       1,975,085
                                                                    ------------
STATE GENERAL OBLIGATIONS - 0.1%
TX Board of Regents University,
   Series 2001 B,
     5.375% 08/15/18                              350,000                363,752
                                                                    ------------

TRANSPORTATION - 13.9%
AIR TRANSPORTATION - 3.1%
CA Los Angeles Regional Airports
   Improvement, Laxfuel Corp.:
     5.250% 01/01/23                              500,000                484,090
   Series 2002 C,
     7.500% 12/01/24                              500,000                487,500
IN Indianapolis Airport Authority:
   FedEx Corp., Series 1994,
     7.100% 01/15/17                            2,000,000              2,102,260
   United Airlines Project, Series 1995 A,
     6.500% 11/15/31                            1,000,000                675,000
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A,
     7.500% 02/01/20                            2,500,000              2,487,050
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines, Inc.:
   Series 2001 A,
     7.000% 04/01/25                              325,000                291,688
   Series 2001 B,
     6.500% 04/01/25                              250,000                245,625

See notes to investment portfolio.

                                        9

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
TRANSPORTATION (continued)
Air Transportation (continued)
NC Charlotte, Special Facilities
   Revenue, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                         $    250,000           $    126,562
   Series 2000,
     7.750% 02/01/28                              500,000                273,125
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia LLC, Series 1999,
     5.250% 01/01/09                              400,000                369,500
WA Port Seattle, Northwest Airlines,
   Inc., Series 2000,
     7.250% 04/01/30                              425,000                390,469
                                                                    ------------
                                                                       7,932,869
                                                                    ------------
AIRPORTS - 7.7%
MI Wayne Charter County, Detroit
   Metropolitan Airport, Series 1998 A,
     5.000% 12/01/28                            1,250,000              1,176,788
OH Cleveland Airport, Series 2001 A,
     5.000% 01/01/31                           10,515,000             10,127,627
PA Philadelphia Airport Authority for
   Industrial Development,
   Series 1998 A,
     5.125% 07/01/28                            8,750,000              8,400,788
                                                                    ------------
                                                                      19,705,203
                                                                    ------------
TOLL FACILITIES - 2.6%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993 A,
     (a) 01/15/15                               3,000,000              1,620,360
CO Northwest Parkway Public
   Highway Authority, Series 2001 D,
     7.125% 06/15/41                              750,000                765,000
CO Public Highway Authority,
   Arapahoe County, E-470,
   Series 2000 B:
     (a) 09/01/18                               3,000,000              1,274,100
     (a) 09/01/35                               8,750,000                748,650
MA Turnpike Authority,
   Series 1999 A,
     5.000% 01/01/39                            2,500,000              2,344,850
                                                                    ------------
                                                                       6,752,960
                                                                    ------------
TRANSPORTATION - 0.5%
NV Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000,
     7.375% 01/01/40                              750,000                729,375
NY Metropolitan Transportation
   Authority Project, Series 2002 A,
     5.000% 11/15/30                         $    650,000           $    623,337
                                                                    ------------
                                                                       1,352,712
                                                                    ------------

UTILITY - 16.8%
INDEPENDENT POWER PRODUCER - 2.7%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                            1,000,000              1,038,750
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                            2,000,000              2,107,500
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D:
     7.125% 12/01/15                              500,000                522,750
     7.150% 12/01/18                            1,500,000              1,565,550
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project, Series 2000,
     6.625% 06/01/26                              325,000                336,684
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                            1,000,000              1,018,750
     7.550% 01/01/19                              250,000                253,438
                                                                    ------------
                                                                       6,843,422
                                                                    ------------
INVESTOR OWNED - 2.9%
AZ Pima County Industrial
   Development Authority, Tucson
   Electric Power Co., Series 1997 A,
     6.100% 09/01/25                              750,000                706,875
CT Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28                              300,000                304,482
IL Bryant Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                            1,000,000                977,470
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                              500,000                491,875
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
     6.600% 09/01/28                              500,000                503,750

See notes to investment portfolio.

                                       10

MUNICIPAL BONDS (CONTINUED)                      PAR                   VALUE
---------------------------                  ------------           ------------
UTILITY (continued)
Investor Owned (continued)
MS Business Finance Corp., Systems
   Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                         $  1,500,000           $  1,436,250
NV Clark County, Nevada Power
   Co., Series 1997 A,
     5.900% 11/01/32                            3,000,000              2,343,750
TX Brazos River Authority Pollution
   Control, Series 2001,
     5.750% 05/01/36                              800,000                803,016
                                                                    ------------
                                                                       7,567,468
                                                                    ------------
MUNICIPAL ELECTRIC - 4.1%
NY Long Island Power Authority,
   Series 1998 A,
     5.250% 12/01/26                            1,550,000              1,545,768
PR Puerto Rico Electric Power
   Authority, Series 2002 II,
     5.125% 07/01/26                            1,500,000              1,501,815
TX Austin Utilities System,
   Series 1994:
     (a) 05/15/17                               6,600,000              3,031,710
     (a) 05/15/18                               5,000,000              2,150,000
WA Seattle Light & Power,
   Series 2001,
     5.500% 03/01/17                            2,250,000              2,367,855
                                                                    ------------
                                                                      10,597,148
                                                                    ------------
WATER & SEWER - 7.1%
CA Castaic Lake Water Agency,
   Series 1999 A:
     (a) 08/01/25                              10,445,000              2,860,050
     (a) 08/01/26                              10,445,000              2,691,885
LA Public Facility Authority,
   Belmont Water,
     9.000% 03/15/24 (d)                          730,000                584,000
MA Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24 (g)                       10,000,000              9,789,500
MS Five Lakes Utility District,
     8.250% 07/15/24                              500,000                463,125
TX Houston Water & Sewer System,
   Series 1991 C,
     (a) 12/01/12                               3,000,000              1,832,520
                                                                    ------------
                                                                      18,221,080
                                                                    ------------
TOTAL MUNICIPAL BONDS
(cost of $259,396,574)                                               250,751,325
                                                                    ------------

MUNICIPAL PREFERRED STOCK - 0.2%               SHARES
                                             ------------
MULTI-FAMILY - 0.2%
Charter Mac Equity Issue Trust,
     7.600% 11/30/50 (b)
   (cost of $500,000)                             500,000                531,875
                                                                    ------------

SHORT-TERM OBLIGATIONS - 1.1%                    PAR                   VALUE
                                             ------------           ------------
VARIABLE RATE DEMAND NOTE (h) - 1.1%
FL Dade County Industrial Development
   Authority, Dolphins Stadium Project,
   Series 1985 A,
     1.450% 01/01/16                         $    800,000           $    800,000
IA Higher Education Loan Authority,
   St. Ambrose University,
   Series 1999,
     1.400% 10/01/09                              200,000                200,000
MN Maple Grove, Multi-family
   Revenue, Series 1991 B,
     1.350% 11/01/17                              765,000                765,000
NV Washoe County,
   Sierra Nevada College Project,
   Series 2000,
     1.500% 07/01/25                              177,625                177,625
WI Health & Educational Facilities
   Authority, Meriter Retirement
   Services, Inc., Series 2002 A,
     1.200% 05/01/25                              700,000                700,000
                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
     (cost of $2,642,625)                                              2,642,625
                                                                    ------------
TOTAL INVESTMENTS - 98.8%
     (cost of $262,539,199) (i)                                      253,925,825
                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - 1.2%                                 3,154,704
                                                                    ============

NET ASSETS* - 100.0%                                                $257,080,529
                                                                    ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2002, these securities amounted to $2,500,934, which represents 1.0% of net assets.

     Additional information on these restricted securities is as follows:

                                                ACQUISITION          ACQUISITION
      SECURITY                                     DATE                 COST
     ---------------------------------------------------------------------------
     CA Statewide Community
     Development Authority:
     Crossroad School of Arts & Science:
        6.000%  08/01/28                           08/21/98          $   460,000
        6.000%  08/01/28                           08/31/98              700,000
        Eskaton Village - Grass Valley,
        Series 2000,
        8.250%  11/15/31                           09/08/00              750,000
        Charter Mac Equity Issue Trust,
        7.600%, 11/30/50                           07/06/00              500,000

(c) Settlement of this security is on a delayed delivery basis.
(d) This issuer is in default of certain debt covenants. Income is not being fully accrued.

See notes to financial statements.

(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At May 31, 2002, this security amounted to $1,174,636, which represents 0.5% of net assets.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(g) This security, or a portion thereof with a total market value of $2,024,469, is being used to collateralize open future contracts.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(i) Cost for generally accepted accounting principles is $262,539,199. Cost for federal income tax purposes is $262,453,036. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

       Short futures contracts open at May 31, 2002:

                                PAR VALUE                 UNREALIZED
                               COVERED BY   EXPIRATION   APPRECIATION
      TYPE                      CONTRACTS      MONTH    (DEPRECIATION)
---------------------------------------------------------------------
Municipal Bond Index         $ 35,000,000    September   $ (107,519)
10 Year U.S. Treasury Note     26,700,000    September     (188,964)
30 Year U.S. Treasury Bond     32,500,000    September      106,064
                                                         ----------
                                                         $ (190,419)
                                                         ----------

* Net assets represent both Common Shares and Auction Preferred Shares.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                                              $  262,539,199
                                                                  --------------
Investments, at value                                             $  253,925,825
Cash                                                                      85,277
Receivable for:
   Investments sold                                                       80,005
   Interest                                                            4,330,158
Deferred Trustees' compensation plan                                       7,022
Other assets                                                              96,297
                                                                  --------------
   Total Assets                                                      258,524,584
                                                                  --------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis                     146,006
   Distributions--common shares                                        1,022,869
   Distributions--preferred shares                                        22,696
   Management fee                                                        140,416
   Pricing and bookkeeping fees                                           11,578
   Transfer agent fee                                                     22,922
   Trustees' fee                                                           1,269
   Futures variation margin                                                6,321
Deferred Trustees' fee                                                     7,022
Other liabilities                                                         62,956
                                                                  --------------
   Total Liabilities                                                   1,444,055
                                                                  --------------

Auction Preferred Shares (3,600 shares issued and
   outstanding at $25,000 per share)                                  90,000,000
                                                                  --------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital--common shares                                    $  220,206,191
Undistributed net investment income                                      505,736
Accumulated net realized loss                                        (44,827,605)
Net unrealized depreciation on:
   Investments                                                        (8,613,374)
   Futures contracts                                                    (190,419)
                                                                  --------------
Net assets at value applicable to 27,645,113 common
   shares of beneficial interest outstanding                      $  167,080,529
                                                                  --------------

Net asset value per common share                                  $         6.04
                                                                  ==============

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                                          $    8,117,821
                                                                  --------------

EXPENSES:
Management fee                                                           838,387
Pricing and bookkeeping fees                                              61,624
Trustees' fee                                                              7,614
Preferred shares remarketing
   commissions                                                           112,320
Transfer agent fee                                                        68,548
Other expenses                                                            62,232
                                                                  --------------
   Total Expenses                                                      1,150,725
Custody earnings credit                                                   (1,004)
                                                                  --------------
   Net Expenses                                                        1,149,721
                                                                  --------------
Net Investment Income                                                  6,968,100
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FUTURES
   CONTRACTS:
Net realized gain (loss) on:
   Investments                                                          (193,551)
   Futures contracts                                                   2,608,213
                                                                  --------------
     Net realized gain                                                 2,414,662
                                                                  --------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                                        (2,018,154)
   Futures contracts                                                  (3,178,053)
                                                                  --------------
     Net change in unrealized
        appreciation/depreciation                                     (5,196,207)
                                                                  --------------
Net Loss                                                              (2,781,545)
                                                                  --------------
Net Increase in Net Assets from Operations                             4,186,555
                                                                  --------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                                              (698,452)
                                                                  --------------

Increase in Net Assets from Operations
   Applicable to Common Shares                                    $    3,488,103
                                                                  --------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                (UNAUDITED)
                                                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                                                   MAY 31,       NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                  2002             2001
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $      6,968,100   $  14,607,706
Net realized gain (loss) on investments and futures contracts                                        2,414,662     (10,760,964)
Net change in unrealized appreciation/depreciation on investments and
  futures contracts                                                                                 (5,196,207)     11,360,310
                                                                                              ----------------   -------------
     Net Increase from Operations                                                                    4,186,555      15,207,052
                                                                                              ----------------   -------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                            (698,452)     (2,721,317)
                                                                                              ----------------   -------------
  Increase in Net Assets from Operations Applicable to Common Shares                                 3,488,103      12,485,735
                                                                                              ----------------   -------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                          (5,487,372)    (10,670,628)
                                                                                              ----------------   -------------
  Total Increase (Decrease) in Net Assets Applicable to Common Shares                               (1,999,269)      1,815,107

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                                169,079,798     167,264,691
                                                                                              ----------------   -------------
End of period (including undistributed net investment income and overdistributed
  net investment income of $505,736 and $(339,824), respectively)                             $    167,080,529   $ 169,079,798
                                                                                              ================   =============

NUMBER OF FUND SHARES:
Common Shares:
  Outstanding at end of period                                                                      27,645,113      27,645,113
                                                                                              ----------------   -------------
Preferred Shares:
  Outstanding at end of period                                                                           3,600           3,600
                                                                                              ----------------   -------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act") as amended, as a non-diversified, closed-end management investment company. The Trust's primary investment goal is to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 3,600 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

       YEAR OF EXPIRATION    CAPITAL LOSS CARRYFORWARD
       ------------------    -------------------------
              2002                $  5,301,224
              2003                   7,498,926
              2004                       4,074
              2005                   7,196,783
              2007                   3,490,821
              2008                  13,036,764
              2009                   3,114,307
                                  ------------
                                  $ 39,642,899
                                  ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $63,284 increase in cost of securities and a corresponding $63,284 increase in net unrealized depreciation, based on securities held by the Trust on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $22,879 and increase net unrealized depreciation by $22,879. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for APS is generally seven days. The applicable dividend rate for the APS on May 31, 2002 was 1.55%. For the six months ended May 31, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $698,452, representing an average APS dividend rate of 1.53%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $1,004 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PREFERRED SHARE OFFERING

The Trust currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2002, there were no such restrictions on the Trust.

Certain reclassifications have been made relating to the presentation of the APS in the Statement of Changes in Net Assets for the year ending November 30, 2001 and the financial highlights for the year ending November 30, 2001 and 2000 to conform to current requirements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $19,315,019 and $15,813,371, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation                    $  9,778,007
Gross unrealized depreciation                     (18,305,218)
                                                 -------------
   Net unrealized depreciation                   $ (8,527,211)
                                                 =============

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contracts at May 31, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED                               YEAR ENDED NOVEMBER 30,
                                                      MAY 31,           ---------------------------------------------------------
                                                       2002               2001        2000        1999         1998       1997
                                                    -----------         ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   6.12           $   6.05    $   6.51     $   7.57     $   7.41   $   7.41
                                                     --------           --------    --------     --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.25(a)(b)         0.53(a)     0.55(c)      0.46         0.47       0.51
Net realized and unrealized gain (loss) on
  investments and futures contracts                     (0.10)(b)           0.03       (0.44)       (0.97)        0.18         --(d)
                                                     --------           --------    --------     --------     --------   --------
Total from Investment Operations                         0.15               0.56        0.11        (0.51)        0.65       0.51
                                                     --------           --------    --------     --------     --------   --------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
  SHAREHOLDERS:
From net investment income                              (0.03)             (0.10)      (0.14)       (0.04)          --         --
                                                     --------           --------    --------     --------     --------   --------
  Total from Investment Operations Applicable
    to Common Shareholders                               0.12               0.46       (0.03)       (0.55)        0.65       0.51
                                                     --------           --------    --------     --------     --------   --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                              (0.20)             (0.39)      (0.43)       (0.42)       (0.48)     (0.51)
In excess of net investment income                         --                 --          --        (0.04)       (0.01)        --
                                                     --------           --------    --------     --------     --------   --------
  Total Distributions Declared to Common
    Shareholders                                        (0.20)             (0.39)      (0.43)       (0.46)       (0.49)     (0.51)
LESS SHARE TRANSACTIONS:
Commission and offering costs -- preferred shares          --                 --          --(d)     (0.05)          --         --
                                                     --------           --------    --------     --------     --------   --------
NET ASSET VALUE, END OF PERIOD                       $   6.04           $   6.12    $   6.05     $   6.51     $   7.57   $   7.41
                                                     ========           ========    ========     ========     ========   ========
Market price per share -- common shares              $   5.80           $   5.65    $   5.38     $   5.75     $   8.13   $   7.56
                                                     ========           ========    ========     ========     ========   ========
Total return -- based on market value -- common
  shares (e)                                             6.27%(f)          12.05%       0.84%      (24.33)%      14.57%     11.67%
                                                     ========           ========    ========     ========     ========   ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)(h)                                          1.37%(i)           1.45%       1.33%        1.08%        0.82%      0.86%
Net investment income (g)(h)                             8.28%(b)(i)        8.55%       8.88%        7.00%        6.20%      6.83%
Net investment income (g)(h)                             7.45%(b)(i)(j)     6.94%(j)    6.68%(j)     6.36%(j)     6.20%      6.83%
Portfolio turnover rate                                     6%(f)             12%         12%          20%          34%        15%
Net assets, end of period (000's)-- common shares    $167,081           $169,080    $167,265     $180,082     $208,931   $203,533

(a) Per share data was calculated using average shares outstanding for the period.
(b) Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002 was to increase the ratio of net investment income to average net assets from 8.26% to 8.28%, and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.43% to 7.45%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Represents less than $0.01 per share.
(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had no impact.
(h) Ratios reflect average net assets available to common shares only.
(i) Annualized.
(j) Ratios reflect reduction for dividend payments to preferred shareholders.

ASSET COVERAGE REQUIREMENTS

                                                                                INVOLUNTARY
                                                                                LIQUIDATING               AVERAGE
                              TOTAL AMOUNT            ASSET COVERAGE            PREFERENCE             MARKET VALUE
                               OUTSTANDING               PER SHARE               PER SHARE               PER SHARE
---------------------------------------------------------------------------------------------------------------------------
05/31/02*                    $ 90,000,000                $ 71,411               $ 25,006                $ 25,000
11/30/01                       90,000,000                  71,967                 25,007                  25,000
11/30/00                       90,000,000                  71,462                 25,011                  25,000
11/30/99**                     90,000,000                  50,023                 25,006                  25,000

*  Unaudited.
** On July 20, 1999, the Trust began offering Auction Preferred Shares.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                                                      YEAR ENDED NOVEMBER 30,
                                                                ----------------------------------------------------------------
                                                                   1996          1995         1994          1993          1992
                                                                ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    7.48     $    7.15    $    7.83     $    7.89     $    8.06
                                                                ---------     ---------    ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                0.51          0.55         0.61          0.64          0.64
Net realized and unrealized gain (loss) on investments
   and futures contracts                                            (0.07)         0.33        (0.71)        (0.06)        (0.17)
                                                                ---------     ---------    ---------     ---------     ---------
Total Income from Investment Operations                              0.44          0.88        (0.10)         0.58          0.47
                                                                ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                          (0.51)        (0.55)       (0.58)        (0.64)        (0.64)
                                                                ---------     ---------    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                  $    7.41     $    7.48    $    7.15     $    7.83     $    7.89
                                                                ---------     ---------    ---------     ---------     ---------
Market price per share -- common shares                         $    7.25     $    6.75    $    6.75     $    8.00     $    7.88
                                                                ---------     ---------    ---------     ---------     ---------
Total return -- based on market value -- common shares (a)          15.36%         8.04%      (10.06)%       11.56%         1.82%
                                                                ---------     ---------    ---------     ---------     ---------
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                                         0.91%         0.98%        0.90%         0.87%         0.87%
Net investment income (b)                                            6.87%         7.47%        8.12%         8.03%         7.99%
Portfolio turnover rate                                                22%           24%          24%           21%           10%
Net assets, end of period (000's) -- common shares              $ 202,793     $ 204,666    $ 195,444     $ 213,292     $ 213,420

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credit and directed brokerage arrangement, if applicable, had no impact.

SHAREHOLDER MEETING RESULTS

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Trust had 27,645,113 common shares outstanding. The votes cast were as follows:

PROPOSAL 1                             FOR         WITHHELD
                                   ----------      --------
ELECTION OF TRUSTEES:
   William E. Mayer                21,999,186       541,843
   Joseph R. Palombo               22,053,212       487,817
   Anne-Lee Verville               22,022,228       518,801

On March 1, 2002, the record date for the Meeting, the Trust had 3,600 preferred shares outstanding. The votes cast were as follows:

PROPOSAL 1                             FOR         WITHHELD
                                     --------      --------
ELECTION OF TRUSTEES:
   Salvatore Macera                  3,088.00          2.00
   William E. Mayer                  3,088.00          2.00
   Joseph R. Palombo                 3,088.00          2.00
   Thomas E. Stitzel                 3,088.00          2.00
   Anne-Lee Verville                 3,088.00          2.00

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company*, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

* EquiServe Trust Company, N.A. currently serves as Agent under the Dividend Reinvestment Plan.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021
1-800-426-5523

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

COLONIAL MUNICIPAL INCOME TRUST SEMIANNUAL REPORT






                                                 101-03/963J-0502(07/02)02/1220